PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Movement in Property, Plant and Equipment

	2018			2017
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	231	(16)	215	225	(14)	211
Reservoirs, dams and watercourses	3,282	(2,132)	1,150	3,285	(2,051)	1,234
Buildings, works and improvements	1,114	(800)	314	1,117	(786)	331
Machinery and equipment	2,773	(1,919)	854	2,936	(2,062)	874
Vehicles	32	(27)	5	29	(26)	3
Furniture and utensils	16	(12)	4	16	(13)	3

	7,448	(4,906)	2,542	7,608	(4,952)	2,656

In progress	120	—	120	106	—	106

Net property, plant and equipment	7,568	(4,906)	2,662	7,714	(4,952)	2,762

Changes in PP&E are as follows:

	2017	Additions	Disposals	Depreciation	Transfer to Held for sale	Adjustment for business combination	Transfers / capitalizations	2018
In service
Land	211	—	—	(2)	—	—	6	215
Reservoirs, dams and watercourses	1,234	—	(2)	(82)	—	—	—	1,150
Buildings, works and improvements	331	—	—	(19)	—	—	2	314
Machinery and equipment	874	—	(9)	(70)	(256)	296	19	854
Vehicles	3	—		(2)	—	—	4	5
Furniture and utensils	3	—	—	—	—	—	1	4

	2,656	—	(11)	(175)	(256)	296	32	2,542

In progress	106	77	(22)				(41)	120

Net property, plant and equipment	2,762	77	(33)	(175)	(256)	296	(9)	2,662

	2016	Additions	Jaguara, Miranda and Volta Grande Plants (1)	Disposals	Depreciation	Transfers / capitalizations	2017
In service
Land	279	—	(61)	(1)	(6)	—	211
Reservoirs, dams and watercourses	1,761	—	(441)	(4)	(85)	3	1,234
Buildings, works and improvements	418	—	(69)	—	(20)	2	331
Machinery and equipment	1,172	—	(305)	(5)	(93)	105	874
Vehicles	4	—	—	—	(1)	—	3
Furniture and utensils	3	—	—	—	—	—	3

	3,637	—	(876)	(10)	(205)	110	2,656
In progress	138	83		(17)	—	(98)	106

Net property, plant and equipment	3,775	83	(876)	(27)	(205)	12	2,762

	2015	Additions	Disposals	Depreciation	Transfers / capitalizations	2016
In service
Land	279	—	—	—	—	279
Reservoirs, dams and watercourses	1,830	—	—	(99)	30	1,761
Buildings, works and improvements	437	—	(1)	(23)	5	418
Machinery and equipment	1,192	—	(42)	(110)	132	1,172
Vehicles	8	—	—	(2)	(2)	4
Furniture and utensils	4	—	—	—	(1)	3

	3,750	—	(43)	(234)	164	3,637
In progress	190	120	(13)	—	(159)	138

Net property, plant and equipment	3,940	120	(56)	(234)	5	3,775

Summary of Property Plant and Equipment Depreciation Rate

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings – Machine room	2	Vehicles	14.29
Buildings – Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings – Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Town planning and improvements	3.33